Financial instruments by category	12 Months Ended
Dec. 31, 2022
Financial instruments by category [Abstract]
Financial instruments by category
Note 8.- Financial instruments by category

Financial instruments, in addition to financial assets included within Contracted concessional, PP&E and other intangible assets disclosed in Note 6, are primarily deposits, derivatives, trade and other receivables and loans. Financial instruments by category (current and non-current), reconciled with the statement of financial position as of December 31, 2022 and 2021 are as follows:

	Notes	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Balance as of December 31, 2022
Derivative assets	9	-	-	97,381	97,381
Investment in Ten West Link		-	15,959	-	15,959
Financial assets under IFRIC 12 (short-term portion) (*)		186,841	-	-	186,841
Trade and other receivables	11	200,334	-	-	200,334
Cash and cash equivalents	12	600,990	-	-	600,990
Other financial assets		71,949	-	-	71,949
Total financial assets		1,060,114	15,959	97,381	1,173,454

Corporate debt (**)	14	1,017,200	-	-	1,017,200
Project debt (**)	15	4,553,052	-	-	4,553,052
Trade and other current liabilities	17	140,230	-	-	140,230
Derivative liabilities	9	-	-	16,847	16,847
Total financial liabilities		5,710,482	-	16,847	5,727,329

	Notes	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Balance as of December 31, 2021
Derivative assets	9	-	-	12,960	12,960
Investment in Ten West Link		-	14,459	-	14,459
Financial assets under IFRIC 12 (short-term portion) (*)		188,912	-	-	188,912
Trade and other receivables	11	307,143	-	-	307,143
Cash and cash equivalents	12	622,689	-	-	622,689
Other financial assets		87,657	-	-	87,657
Total financial assets		1,206,401	14,459	12,960	1,233,820

Corporate debt (**)	14	1,023,071	-	-	1,023,071
Project debt (**)	15	5,036,193	-	-	5,036,193
Trade and other current liabilities	17	113,907	-	-	113,907
Derivative liabilities	9	-	-	223,453	223,453
Total financial liabilities		6,173,171	-	223,453	6,396,624

(*) The long-term portion of Financial assets under IFRIC 12 is included within the line Contracted concessional, PP&E and other intangible assets (Note 6).
(**) The percentage of Corporate and Project debt at fixed interest or hedged is 96% and 92% respectively as of December 31, 2022 (99% and 92% respectively as of December 31, 2021).

Other financial assets as of December 31, 2022 and as of December 31, 2021 include among others, a loan to Monterrey (Note 7) and restricted cash for repairs or scheduled major maintenance work.

Investment in Ten West Link is a 12.5% interest in a 114-mile transmission line in the U.S., currently under construction.